Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues		$ 14,321	$ 13,041	$ 12,037
Operating expenses
Labor and fringe benefits	[1]	2,860	2,536	2,399
Purchased services and material		1,971	1,769	1,592
Fuel		1,732	1,362	1,051
Depreciation and amortization		1,329	1,281	1,225
Equipment rents		467	418	375
Casualty and other		469	432	363
Total operating expenses	[1]	8,828	7,798	7,005
Operating income	[1]	5,493	5,243	5,032
Interest expense		(489)	(481)	(480)
Other components of net periodic benefit income	[1]	302	315	280
Other income		376	12	95
Income before income taxes		5,682	5,089	4,927
Income tax recovery (expense)		(1,354)	395	(1,287)
Net income		$ 4,328	$ 5,484	$ 3,640
Earnings per share
Basic (in dollars per share)		$ 5.89	$ 7.28	$ 4.69
Diluted (in dollars per share)		$ 5.87	$ 7.24	$ 4.67
Weighted-average number of shares
Basic (in shares)		734.5	753.6	776.0
Diluted (in shares)		737.7	757.3	779.2

[1]	The Company adopted Accounting Standards Update (ASU) 2017-07: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost in the first quarter of 2018 on a retrospective basis. Comparative figures have been adjusted to conform to the current presentation. See Note 2 - Recent accounting pronouncements for additional information.